WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
WARRANTS [Text Block]
NOTE 17	WARRANTS

On November 12, 2010, the Company issued 48,000 warrants with an exercise price of $2 per share in conjunction with the issuance of 600,000 shares of common stock in a private placement to a professional service provider pursuant to a Financial Advisory Service Agreement entered into on June 12, 2010. The warrants are exercisable at any time from June 12, 2010 to June 12, 2012. As of September 30, 2011, no warrants have been exercised or cancelled.

The Company evaluates these warrants provided in connection with the private placement in accordance with ASC 815 and has concluded that equity classification is appropriate for these warrants, due to the fact that these warrants are required to be physically settled in shares of the common stock of the Company and there are no provisions that could require net-cash settlement. Accordingly, the fair value of the warrants of $7,911 was recognized as additional paid-in capital and as a reduction of additional paid-in capital at the date of grant. The fair value of the warrants was estimated using Black-Scholes Option Pricing Model.

The following assumptions are used to calculate the fair value of the warrants:

Market price and estimated fair value of common stock	$2.00
Exercise price	$2.00
Remaining contractual life (years)	1.6
Dividend yield	-
Expected volatility	16.25%
Risk-free interest rate	0.45%

Expected volatility is based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods that correspond to the term of the warrants. The Company’s management believes this method produces an estimate that is representative of the expectations of future volatility over the expected term of these warrants. The Company has no reason to believe future volatility over the expected remaining life of these warrants will likely differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities according to the remaining term of the financial instruments.

12.	WARRANTS

On November 12, 2010, the Company issued 48,000 warrants with an exercise price of $2 per share in conjunction with the issuance of 600,000 shares of common stock in a private placement to a professional service provider pursuant to a Financial Advisory Service Agreement entered into on June 12, 2010. The warrants are exercisable at any time from June 12, 2010 to June 12, 2012. As of December 31, 2010, no warrants have been exercised or cancelled.

The Company evaluates these warrants provided in connection with the private placement in accordance with ASC 815 and has concluded that equity classification is appropriate for these warrants, due to the fact that these warrants are required to be physically settled in shares of the common stock of the Company and there are no provisions that could require net-cash settlement. Accordingly, the fair value of the warrants was recognized in additional paid-in capital at the date of grant. The fair value of the warrants was estimated using Black-Scholes Option Pricing Model.

The following assumptions are used to calculate the fair value of the warrants:
Market price and estimated fair value of common stock	$2.00
Exercise price	$2.00
Remaining contractual life (years)	1.6
Dividend yield	-
Expected volatility	16.25%
Risk-free interest rate	0.45%

For the year ended December 31, 2010, the Company recognized $7,911 as additional paid-in capital and as a reduction of additional paid-in capital as these were considered direct offering costs associated with these warrants.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods that correspond to the term of the warrants. The Company’s management believes this method produces an estimate that is representative of the expectations of future volatility over the expected term of these warrants. The Company has no reason to believe future volatility over the expected remaining life of these warrants will likely differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities according to the remaining term of the financial instruments.